Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Details) - Nonrecurring basis - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	$ 0	$ 0
Foreclosed assets held for sale	120	3,273
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	$ 120	$ 3,273